Intangible Assets (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Intangible Assets [Line Items]
Amortized period					18 years
Estimated useful life	18 years		18 years		18 years
Weighted average estimated remaining useful life			11 years		11 years
Amortization expense on intangible assets	$ 40,103	$ 40,993	$ 122,089	$ 122,531	$ 171,858	$ 159,228
Intellectual Property [Member]
Intangible Assets [Line Items]
Amortized period	18 years		18 years